Financial Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Derivatives, Fair Value [Line Items]
Derivative with Credit Risk Related Contingent Features Net Liability Position , Aggregate Fair Value	$ 208,000,000
Collateral Already Posted, Aggregate Fair Value	0
Debt instrument, fair value	40,000,000,000	$ 41,000,000,000
Expected reclassification of net gain/(losses) related to hedge from accumulated OCI into net income within the next 12 months	45,000,000
Cash and cash equivalents and restricted cash	8,553,000,000	9,761,000,000	$ 5,100,000,000	$ 5,707,000,000
Short-term Investments	761,000,000	$ 292,000,000
Debt Securities, Held-to-maturity	0
Debt Securities, Held-to-Maturity, Allowance for Credit Loss		not material
Credit-Risk-Related Contingent Features Triggered	0
Gross Unrecognized (Gains) and Losses		not material
Cross Currency Interest Rate Swap Notional for Chinese Renminbi	$ 500,000,000
Cross Currency Interest Rate Swap Maturity Date for Chinese Renminbi	November 2025 to November 2029
Gain (Loss) on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net	$ 0
Variable Rate [Domain]
Derivatives, Fair Value [Line Items]
Total Debt, Percentage Bearing Variable Interest, Percentage Rate	13.00%	9.00%
Commodity Contracts
Derivatives, Fair Value [Line Items]
Derivative, Higher Remaining Maturity Date	2 years
Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Derivative, Higher Remaining Maturity Date	2 years
Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Derivative, Higher Remaining Maturity Date	6 years
Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Higher Remaining Maturity Date	12 years
Commercial Paper
Derivatives, Fair Value [Line Items]
Debt Securities, Held-to-maturity		$ 309,000,000